Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Significant Components of The Company's Deferred Tax Assets and Liabilities

	December 31	December 31
	2022	2021
	USD thousands	USD thousands

Deferred tax assets:
Operating loss and tax credit carryforwards	51,675	30,882
Capitalized research and development expenses	2,098	2,061
Share based compensation	2,070	1,125
Accrued expenses and other items	244	596
Deferred tax assets	56,087	34,664
Valuation allowance	(55,929)	(32,408)
Deferred tax assets, net of valuation allowance	158	2,256

Deferred tax liabilities:
Intangible assets	-	(2,198)
Other items	(69)	-
Deferred tax liabilities	(69)	(2,198)

Net deferred taxes	89	58

Schedule of Components of Income Tax Expense (Benefit)

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Israel	(35,706)	(27,301)	(20,004)
Foreign	(95,220)	(3,411)	39
Total	(130,926)	(30,712)	(19,965)

Income tax expense was as follows:

Current:
Israel	133	87	-
Foreign	44	146	73
Total current tax expense	177	233	73

Deferred:
Foreign	(31)	(11)	3
Total deferred tax expense (benefit)	(31)	(11)	3

Total income tax expense	146	222	76

Schedule of Effective Income Tax Rate Reconciliation

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Loss before income tax expense as reported in the consolidated statements of operations	(130,926)	(30,712)	(19,965)
Statutory income tax rate	23%	23%	23%
Theoretical income tax benefit	(30,113)	(7,063)	(4,592)

Foreign tax rate differentials	2,599	69	1
Non-deductible share-based compensation	1,939	837	288
Revaluation of warrants	(407)	(1,210)	752
Goodwill impairment	10,176	-	-
Contingent consideration income	(2,059)	-	-
Currency transactions gain	-	(1,069)	(1,602)
Change in valuation allowance	18,066	8,688	5,256
Other differences, net	(55)	(30)	(27)

Reported income tax expense	146	222	76